Accrued Expenses - Schedule of Current Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Clinical trial expenses	$ 2,497	$ 4,530
Compensation, excluding taxes	3,525	1,785
Professional fees	263	190
Short-term portion of lease restructuring		184
Other	662	1,275
Total accrued expenses	$ 6,947	$ 7,964